Acquisition of Navios Containers - Acquired finite lived intangible (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Unfavorable lease terms	$ (224,490)	$ (224,490)